ACQUISITIONS (Schedule of Proforma Results of Operations) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 27,377,485
Net loss	$ (2,563,735)